Fair Values of Assets and Liabilities (Significant unobservable Level 3 inputs) (Details 6) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 MSRs [Member] Maximum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 MSRs [Member] Minimum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 MSRs [Member] Weighted Average [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Derivative Instruments [Member] Maximum [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2013 Derivative Instruments [Member] Minimum [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2013 Derivative Instruments [Member] Weighted Average [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2013 Municipal securities [Member] Maximum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Municipal securities [Member] Minimum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Municipal securities [Member] Weighted Average [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Private label CMO [Member] Maximum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Private label CMO [Member] Minimum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Private label CMO [Member] Weighted Average [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Asset-backed Securities [Member] Maximum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Asset-backed Securities [Member] Minimum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Asset-backed Securities [Member] Weighted Average [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Automobile Loan [Member] Maximum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Automobile Loan [Member] Minimum [Member] Cost Approach Valuation Technique [Member]	Dec. 31, 2013 Automobile Loan [Member] Weighted Average [Member] Cost Approach Valuation Technique [Member]
Quantitative information about level 3 fair value measurements
Constant prepayment rate (CPR)	32.00%	7.00%	12.00%							31.60%	12.00%	18.00%	5.70%	5.70%	5.70%	79.20%	79.20%	79.20%
Probability of default										4.00%	0.10%	0.70%
Loss severity										64.00%	8.00%	38.20%	69.00%	49.00%	63.50%
Discount rate							4.50%	1.60%	2.40%	8.30%	2.90%	6.30%	15.50%	3.70%	8.10%	5.00%	0.30%	1.50%
Spread over forward interest rate swap rates	4,216.000	(158.000)	1,069.000
Net market price				13.50%	(5.30%)	1.30%
Estimated pull thru %				89.00%	50.00%	89.00%
Cumulative prepayment rate													100.00%	0.00%	16.60%
Constant defualt rate													4.00%	1.40%	2.80%
Cumulative default													100.00%	0.50%	18.20%
Loss given default													100.00%	20.00%	93.70%
Cure given deferral													75.00%	0.00%	35.80%